AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 13, 2013

FILE NO. 333-187812

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[X]

VANGUARD MUNICIPAL BOND FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE
PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT
COMPANY ACT OF 1940.

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information
are incorporated by reference to the Registrant’s filing pursuant to Rule 497(b) on
May 10, 2013.

PART C

VANGUARD MUNICIPAL BOND FUNDS

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FORM N-14

OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.

ITEM 16. EXHIBITS.

(1) Articles of Incorporation, Amended and Restated Declaration of Trust, filed on February 19, 2009, Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, is hereby incorporated by reference.

(2) By-Laws, filed on February 25, 2011, Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, is hereby incorporated by reference.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization by and between Municipal Bond Funds, on behalf of the Long-Term Tax-Exempt Fund and the Florida Tax-Free Funds, on behalf of its Florida Focused Long-Term Tax-Exempt Fund is incorporated by reference as Appendix A to the prospectus/proxy statement filed on May 10, 2013.

(5) Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (1) above

(6) Investment Advisory Contract, The Vanguard Group, Inc. provides investment advisory services to the Funds at cost pursuant to the Fifth Amended and Restated Funds’ Service Agreement, refer to Exhibit (13) below.

(7) Not applicable.

(8) Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in the Registrant’s Statement of Additional Information, is hereby incorporated by reference.

(9) Custodian Agreement, for State Street Bank and Trust Company, filed on February 25, 2011, Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, is hereby incorporated by reference.

(10) Not Applicable.

(11) Legality of Securities Opinion is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on April 9, 2013.

(12) Tax Opinion Supporting the Tax Matters and Consequences to Shareholders is filed herewith.

(13) Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement, filed on February 24, 2012, Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A; and Form of Authorized Participant Agreement, filed on February 25, 2011, Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, are incorporated by reference.

(14) Other Opinion or Consent, Consent of Independent Registered Public Accounting Firm is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on April 9, 2013.

(15) Not applicable.

(16) Power of Attorney, for all trustees and officers, see File Number 002-11444, filed on March 27, 2012, Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A, is hereby incorporated by reference.

(17) Other Exhibits, Form of Proxy Card is incorporated by reference to Registrant’s Registration Statement on Form N-14 filed on April 9, 2013.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 13th day of September, 2013.

VANGUARD MUNICIPAL BOND FUNDS
BY:___________/s/ F. William Mc Nabb III*_________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	September 13, 2013
Officer
F. William McNabb III
/S/ EMERSON U. FULLWOOD*	Trustee	September 13, 2013
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	September 13, 2013
RAJIV L. GUPTA
/S/ AMY GUTMANN*	Trustee	September 13, 2013
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	September 13, 2013
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	September 13, 2013
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	September 13, 2013
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	September 13, 2013
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	September 13, 2013
André F. Perold
/S/ ALFRED M. RANKIN, JR.*	Trustee	September 13, 2013
Alfred M. Rankin, Jr.
/S/ PETER F. VOLANAKIS*	Trustee	September 13, 2013
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	September 13, 2013
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.

INDEX TO EXHIBITS

Final Opinion of Willkie Farr & Gallagher LLP as to certain tax matters

Ex-99.12